Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets - FaZe Clan Inc. [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Intangibles Assets (Details) - Schedule of estimated future amortization of intangible assets [Line Items]
2022 (remainder) $	$ 344
2023	295
2024	149
2025	1
Total future amortization of amortizable intangible assets $	$ 789